Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Balance, beginning of period	$ 43.2	$ 20.8
Additions	7.5	28.5
Depreciation	(12.9)	(6.1)
Disposals	(2.6)	0.0
Balance, end of period	$ 35.2	$ 43.2